SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the condensed balance sheet date up to the
date the unaudited condensed financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the following:
Subscription Agreement
On October 4, 2024, the Company and Toonon Partners Co., Ltd. (“Toonon”) entered into a subscription agreement (the “Subscription Agreement”), pursuant to which, among other things, the Company has agreed to issue and sell to Toonon, and Toonon has agreed to subscribe for and purchase, 222,222 shares (the “PIPE Shares”) of Series A Preferred Stock of the Company (the “Series A Preferred Stock”) for $90.00 per share (the “Series A Original Issue Price”) representing an aggregate purchase price of $20,000,000 (the “PIPE Investment”). Prior to closing of the PIPE Investment, the Company intends to file with the Secretary of State of the State of Delaware a Certificate of Designations (the “Certificate of Designations”) setting forth the rights and preferences of the Series A Preferred Stock, which have been agreed to between the Company and Toonon. Such rights and preferences include, among others, that (1) dividends will accrue at a rate of 5% per annum of the Series A Original Issue Price (except as otherwise provided for in the Certificate of Designations) to be payable only when, as, and if declared by the board of directors of the Company or as otherwise specifically provided in the Certificate of Designations; (2) the Series A Preferred Stock is convertible, at the option of the holder thereof, into shares of common stock of the Company (“Common Stock”) in an amount equal to the quotient of (i) the Series A Original Issue Price plus all unpaid accruing dividends as of the date of the conversion and (ii) the then applicable conversion price (as adjusted, the “Conversion Price”) The initial Conversion Price is $9.00 resulting in each share of Series A Preferred Stock being convertible into 10 shares of Company common stock. Beginning on the one-year
anniversary of the original issue date (the “Original Issue Date”), the Company has the option, in its sole discretion, to redeem all or a portion of the then outstanding shares of Series A Preferred Stock, for an amount equal to the Series A Original Issue Price plus all unpaid accruing dividends as of the date of the redemption; provided, that, for purposes of calculating the accruing dividends in the event of a redemption, dividends will have been deemed to have accrued at a rate of 7.0% per annum of the Series A Original Issue Price (the “Redemption Price”). Beginning on the three-year anniversary of the Original Issue Date, any holder of Series A Preferred Stock may demand that the Company redeem all or a portion of such holder’s Series A Preferred Stock in an amount equal to the Redemption Price. Capitalized terms used but not defined herein shall have the meanings ascribed to such terms in the Subscription Agreement.
The proceeds of the PIPE Investment will be used by the Company for working capital and general corporate purposes following the closing of the Business Combination. The Subscription Agreement contains customary representations and warranties of the Company and Toonon, and customary conditions to closing, including (i) the consummation of the Business Combination and (ii) certification by an officer of the Company that the Certificate of Designations has been filed with the Secretary of State of the State of Delaware and is in full force and effect.
Additionally, pursuant to the Subscription Agreement, the Company and Toonon will enter into a registration rights agreement prior to closing of the PIPE Investment, pursuant to which, among other things, the Company will be obligated to (i) file a registration statement to register the common stock issuable upon conversion of the PIPE Shares as soon as practicable following the receipt of written demand from Toonon, and (ii) use its commercially reasonable efforts to effect such registration, subject to certain exceptions. The PIPE Shares to be sold in connection with the PIPE Investment will be exempt from registration pursuant to Regulation S under the U.S. Securities Act of 1933, as amended.
Promissory Notes
On October 10, 2024, the Company issued an unsecured promissory note to Jun Chul Whang, a member of the Company’s Board (the “Second JCW Promissory Note”) in the principal amount of $40,000 to Mr. Whang for its receipt of $40,000 to fund working capital and other expenses of the Company. The Second JCW Promissory Note is non-interest
bearing and is payable in full on the earlier of (i) November 9, 2024, (ii) at such time the Company raises additional working capital funds, or (iii) the date on which the Company consummates an initial business combination. In the event that the Company does not consummate an initial business combination on or prior to the time provided in the Charter, as amended, Mr. Whang agrees to forgive the principal balance of the Second JCW Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. As a result of raising additional working capital funds through the Duksung Promissory Note (defined below), the Company repaid the Second JCW Promissory Note in full on October 28, 2024.
On October 16, 2024, the Company issued an unsecured promissory note to Duksung Co., LTD. (“Duksung”) in the principal amount of $800,000 (the “Duksung Promissory Note”). The Duksung Promissory Note bears interest at a simple rate of 5% per annum; provided, however, solely for purposes of prepayment pursuant to a redemption of the Duksung Promissory Note, interest shall be deemed to have accrued at a simple rate of 7% per annum, and, unless earlier converted or redeemed, is payable in full on October 15, 2025 (the “Duksung Promissory Note Maturity Date”). In the event of, and simultaneously with the closing of a Qualified PIPE Financing (as defined in the Duksung Promissory Note), the Duksung Promissory Note automatically converts into Company common stock in an amount equal to the quotient (rounded to the nearest whole share) obtained by dividing (a) the outstanding principal amount and unpaid accrued interest under the Duksung Promissory Note by (b) eight dollars and ten cents ($8.10) (the “Conversion”). The Conversion shall constitute satisfaction in full of the obligations of the Company under the Duksung Promissory Note. In the event a Qualified PIPE Financing does not occur on or before March 31, 2025 (the “PIPE Outside Date”), the Company may prepay the Duksung Promissory Note, in whole or in part, at any time after the PIPE Outside Date. The amount to be paid pursuant to any such prepayment shall include the outstanding principal amount plus accrued and unpaid interest calculated at a simple rate of 7% from the issuance date.
On October 25, 2024, OSR Holdings Co., Ltd. issued a promissory note to the Company in the aggregate principal amount of $300,000 (the “OSR Holdings Promissory Note”) to fund working capital and other expenses of OSR Holdings. The OSR Holdings Promissory Note bears interest at a rate of three and ninety-six
hundredths’ percent (3.96%) per annum and shall be compounded semi-annually. The OSR Holdings Promissory Note is payable on October 25, 2025 (the “Maturity Date”) and all accrued interest shall be payable on the Maturity Date. The following events constitute an event of default under the OSR Holdings Promissory Note: (i) a failure to pay the outstanding balance due within five (5) business days of the Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.
Franchise Tax Payment
On October 29, 2024, the Company paid $127,200 in franchise taxes.

Annual Meeting of Stockholders
On November 12, 2024, the Company held an annual meeting of its stockholders (the “Annual Meeting”). At the Annual Meeting, the Company’s stockholders approved two proposals to amend the Company’s Charter. The stockholders approved a proposal to amend the Charter to allow the Company to extend the date by which the Company must consummate a business combination from November 14, 2024 to February 14, 2025 (the “Extension Amendment Proposal”). The stockholders also approved a proposal to amend the Charter to remove the net tangible asset requirement in order to expand the methods that the Company may employ so as not to become subject to the “penny stock” rules of the SEC (the “NTA Requirement Amendment Proposal”, and together with the Extension Amendment Proposal, the “Charter Amendment”). The Charter Amendment was filed with the Delaware Secretary of State and has an effective date of November 12, 2024. The stockholders also duly elected each of the five (5) existing directors to the Company’s Board of Directors until the next annual meeting of stockholders following this annual meeting or until each such director’s successor is elected and qualified, subject to his earlier death, resignation or removal. In connection with the votes to approve the Extension Amendment Proposal and NTA Requirement Amendment Proposal, 1,766,469 shares of common stock of the Company were tendered for redemption.

NOTE 9–SUBSEQUENT EVENTS
The Company evaluated subsequent events to determine if events or transactions occurred after the balance sheet date up to the date the financial statements were
issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the following:

•
On February 9, 2024, the Company issued an unsecured promissory note (the “JCW Promissory Note”) in the principal amount of $75,000 to Jun Chul Whang, a member of the Company’s Board of Directors. The JCW Promissory Note is not interest bearing and is payable in full on the earlier of: (i) August 9, 2024 or (ii) the date on which the Company consummates an initial business combination (the “JCW Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Whang agrees to forgive the principal balance of the JCW Promissory Note, except to the extent of any funds remaining outside of the Company’s trust account, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JCW Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On February 9, 2024, $60,000 was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from February 14, 2024 to March 14, 2024.

•
On March 8, 2024, the Company issued an unsecured promissory note (the “JP Promissory Note”) in the principal amount of $60,000 to Josh Pan, a member of Bellevue Capital Management LLC. The JP

Promissory Note is not interest bearing and is payable in full on the earlier of: (i)
 August 8, 2
024
 or (ii) the date on which the Company consummates an initial business combination (the “JP Maturity Date”). In the event that the Company does not consummate a business combination on or prior to the time provided in the Company’s Amended and Restated Certificate of Incorporation (as subject to extension), Mr. Pan agrees to forgive the principal balance of the Promissory Note, except to the extent of any funds remaining outside of the Company’s
Trust Account
, if any. The following shall constitute an event of default: (i) a failure to pay the principal within five business days of the JP Maturity Date and (ii) the commencement of a voluntary or involuntary bankruptcy action.

•
On March 12, 2024, $60,000 was deposited in the
Trust Account
in connection with the extension of the date by which the Company must consummate a business combination from March 14, 2024 to April 15, 2024.

•
On April 8, 2024, the Company issued an unsecured promissory note (the “April Sponsor Note”) in the principal amount of $1,200,000 to Sponsor for its receipt of $1,200,000 to fund working capital and other expenses of the Company. The April Sponsor Note is non-interest
bearing and is payable in full on the earlier of (i) December 31, 2024 or (ii) the date on which the Company consummates a Business Combination. In the event that the Company does not consummate a Business Combination, the April Sponsor Note will be repaid only from amounts remaining outside of the Company’s Trust Account, if any.

•	On April 9 2024, $60,000 was deposited in the Trust Account in connection with the extension of the date by which the Company must consummate a business combination from April 15, 2024 to May14, 2024 .

•
In connection with the November 2023 withdrawal of $561,957 of interest income earned in the Trust Account for payment of the Company’s franchise tax and income tax liabilities as permitted by the terms of the Trust Agreement governing the Trust Account, as of April 16, 2024, the funds have been replaced in full by funds loaned to the Company from the Company’s Sponsor and the Company has paid its fedral tax obligations on time.